Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of Intangible assets
	As of December 31,
	2020	2021
Systems software	5,025	7,163
Government cooperative agreements	52,000	52,000
	57,025	59,163
Less: accumulated amortization	(8,050)	(11,640)
Intangible assets, net	48,975	47,523

Schedule of estimated amortization expenses for intangible assets
Fiscal year ending December 31,
2022	3,647
2023	3,647
2024	3,647
2025	3,647
2026	3,647
Thereafter	29,288
Total	47,523